Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	9,615,385
Proposed Maximum Offering Price per Unit	7.49
Maximum Aggregate Offering Price	$ 72,019,233.65
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,026.15
Offering Note	Represents the shares of common stock, $0.0001 par value per share (the “Common Stock”), of CERo Therapeutics Holdings, Inc. (the “Registrant”) that will be offered for resale by the selling stockholders pursuant to the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of additional shares of common stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder.

Consists of 9,615,385 shares of Common Stock, issuable upon conversion of 10,000 shares of Series D Convertible Preferred Stock, par value $0.0001 per share (the “Series D Preferred Stock”), based upon the registration of 300% of the number of shares into which the Series D Preferred Stock is convertible and conversion at the Floor Price of $3.12.

This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock on August 4, 2025, as reported on the Nasdaq Capital Market.